Long-term Debt - Long-Term Debt (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Debt	$ 2,880,369	$ 2,926,633	$ 3,004,532
Debt, Less current maturities	(155,372)	(122,879)	(232,595)
Debt, excluding current maturities	2,724,997	2,803,754	2,771,937
Deferred financing costs	40,245	40,117	24,414
Deferred financing costs, Less current maturities	(333)	(445)	(6,081)
Deferred financing costs, excluding current maturities	39,912	39,672	18,333
Debt, net of deferred financing costs	2,840,124	2,886,516	2,980,118
Debt, net of deferred financing costs, Less current maturities	(155,039)	(122,434)	(226,514)
Long-term debt, net of deferred financing costs	2,685,085	2,764,082	2,753,604
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
Debt		2,926,633	3,004,532
Debt, Less current maturities		(122,879)	(232,595)
Debt, excluding current maturities		2,803,754	2,771,937
Deferred financing costs		40,117	24,414
Deferred financing costs, Less current maturities	(333)	(445)	(6,081)
Deferred financing costs, excluding current maturities	39,912	39,672	18,333
Debt, net of deferred financing costs		2,886,516	2,980,118
Debt, net of deferred financing costs, Less current maturities	(155,039)	(122,434)	(226,514)
Long-term debt, net of deferred financing costs	2,685,085	2,764,082	2,753,604
4 7/8% Senior Notes [Member]
Debt Instrument [Line Items]
Debt	400,000	400,000
Deferred financing costs	5,446	5,586
Debt, net of deferred financing costs	394,554	394,414
4 7/8% Senior Notes [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
Debt		400,000
Deferred financing costs		5,586
Debt, net of deferred financing costs		394,414
3 3/4% Senior Notes [Member]
Debt Instrument [Line Items]
Debt	600,000	600,000
Deferred financing costs	7,786	8,031
Debt, net of deferred financing costs	592,214	591,969
3 3/4% Senior Notes [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
Debt		600,000
Deferred financing costs		8,031
Debt, net of deferred financing costs		591,969
Other Notes With Various Rates And Terms [Member]
Debt Instrument [Line Items]
Debt	2,541	2,756	3,118
Deferred financing costs	0	0
Debt, net of deferred financing costs	2,541	2,756	3,118
Other Notes With Various Rates And Terms [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
Debt		2,756	3,118
Debt, net of deferred financing costs		2,756	3,118
4% Senior Notes [Member]
Debt Instrument [Line Items]
Debt	549,299	549,280
Deferred financing costs	7,736	7,911
Debt, net of deferred financing costs	541,563	541,369
4% Senior Notes [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
Debt		549,280
Deferred financing costs		7,911
Debt, net of deferred financing costs		541,369
3 5/8% Senior Notes [Member]
Debt Instrument [Line Items]
Debt	550,000
Deferred financing costs	7,941
Debt, net of deferred financing costs	542,059
Senior Credit Facility [Member]
Debt Instrument [Line Items]
Debt	623,529	598,466	1,127,069
Deferred financing costs	11,003	11,569	9,077
Debt, net of deferred financing costs	612,526	586,897	1,117,992
Senior Credit Facility [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
Debt		598,466	1,127,069
Deferred financing costs		11,569	9,077
Debt, net of deferred financing costs		586,897	1,117,992
4 7/8% Senior Notes
Debt Instrument [Line Items]
Debt		400,000
Deferred financing costs		5,586
Debt, net of deferred financing costs		394,414
5% Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Debt			535,000
Deferred financing costs			3,237
Debt, net of deferred financing costs			531,763
5% Senior Subordinated Notes [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
Debt			535,000
Deferred financing costs			3,237
Debt, net of deferred financing costs			531,763
5 3/8% Senior Notes [Member]
Debt Instrument [Line Items]
Debt			510,000
Deferred financing costs			3,502
Debt, net of deferred financing costs			506,498
5 3/8% Senior Notes [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
Debt			510,000
Deferred financing costs			3,502
Debt, net of deferred financing costs			506,498
5 3/4% Senior Notes [Member]
Debt Instrument [Line Items]
Debt		653,631	654,345
Deferred financing costs		6,575	7,752
Debt, net of deferred financing costs		647,056	646,593
5 3/4% Senior Notes [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
Debt		653,631	654,345
Deferred financing costs		6,575	7,752
Debt, net of deferred financing costs		647,056	646,593
Accounts Receivable Securitization Program [Member]
Debt Instrument [Line Items]
Debt	155,000	122,500	175,000
Deferred financing costs	333	445	846
Debt, net of deferred financing costs	$ 154,667	122,055	174,154
Accounts Receivable Securitization Program [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
Debt		122,500	175,000
Deferred financing costs		445	846
Debt, net of deferred financing costs		$ 122,055	$ 174,154